Accounting principles applied in the preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policy [Abstract]
Summary of Useful Lives of Furniture Fixtures and Equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Summary of Geographical Analysis of Assets	The geographical analysis of non-current assets is as follows:
	As of December 31,
in USD ‘000	2021	2020
Switzerland	25,385	27,936
USA	89	543
Total non-current assets	25,474	28,479

Summary of Geographical Analysis of Operating Expenses

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Switzerland	68,977	77,476	102,492
USA	5,650	2,242	4,619
Total operating expenses	74,627	79,718	107,111